Stockholders' Equity	2 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Gryphon Digital Mining, Inc. [Member]
Stockholders' Equity [Line Items]
STOCKHOLDERS' EQUITY

NOTE 8 — STOCKHOLDERS’ EQUITY

Preferred stock

The Company is authorized to issue 20,000,000 shares of preferred stock, $0.0001 par value per share. The Company has designated 6,000,000 shares as series seed preferred stock (“Series Seed Shares”), 1,000,000 shares as series seed II preferred stock (Series Seed II Shares”) and 13,000,000 as undesignated preferred stock. The Company’s Board of

Directors may issue preferred stock in one or more series from time to time and fix or alter the powers, preferences and rights, and the qualifications, limitations and restrictions granted to or imposed upon any wholly unissued series of preferred stock, and within the limitation or restrictions stated in any resolutions of the Board of Directors.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or any deemed liquidation event, before any payment shall be made to the holders of common stock, holders of shares of preferred stock then outstanding shall be entitled to be paid out of the funds and assets available for distribution to its stockholders at the greater of $2.40 per share for Series Seed and $6.68 per share for Series Seed II or such amount per share as would have been payable had all shares of preferred stock been converted into common stock.

The Company’s management evaluated the series seed and series seed II preferred stock for features that qualify as embedded derivative liabilities. The management concluded that the conversion feature would not be a derivative to be accounted for as a liability.

On March 24, 2021, the Company filed a Certificate of Designation with the Secretary of the State of Delaware to create out of the total authorized and unissued shares of preferred stocks a series of preferred stocks constituting 6,000,000 shares designated as the series seed preferred stock. Each share from this series shall be convertible any time, at the option of holder, and without the payment into such number of fully paid and nonassessable shares of common stock as is determined by dividing the original issue price for such series of preferred stock by the conversion price for such series of preferred stock at the time of conversion. The initial conversion price is the original issue price of $2.40. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Corporation or any deemed liquidation event, before any payment shall be made to the holders of common stock by reason of their ownership, the holder of shares of preferred stock then outstanding shall be entitled to be paid out of the funds and assets available for distribution to its stockholders, an amount per share equal to or the greater of (a) the Original Issue Price for such share of preferred stock, plus any dividends declared but unpaid thereon, or (b) such amount per share as would have been payable had all shares of preferred stock been converted into common stock prior to liquidation.

On March 26, 2021, the Company and certain investors from the March 16, 2021 common stock private placement offering entered into a cancellation and exchange agreement to cancel 4,985,052 shares of the Company’s common stock in exchange for the issuance of 4,985,052 shares of the Company’s series seed preferred stocks.

In March 2021, the Company issued additional 6,303 shares of the Company’s series seed preferred stock for $2.40 per share for total cash proceeds of $15,000.

In April 2021, the Company issued additional 118,815 shares of the Company’s series seed preferred stock for $2.40 per share for total cash proceeds of $285,000.

On May 27, 2021, the Company offered the issuance of its series seed II preferred stock at $6.68 per share. The Company issued a total of 248,831 shares with total cash and cryptocurrency proceeds of $1,501,000 and $161,000, respectively. Of which $28,000 of cash and $5,000 of cryptocurrency were received after June 30, 2021.

On June 2, 2021, the Company granted 17,964 shares of series seed II preferred stock to one of its consultants as payment for services payable in 6 monthly installments of 2,994 shares per month. As of September 30, 2021, 11,976 shares vested. Compensation expense recognized amounted to $110,000.

Common stock

The Company is authorized to issue 100,000,000 shares of common stock, $0.0001 par value per share.

On December 10, 2020, the Company issued 9,550,000 shares of common stocks for $0.002 per share for cash. Of which $15,000 was received and the remaining $4,000 was received after December 31, 2020.

On February 2, 2021, the shareholders owning 9,550,000 shares of the Company’s common stock (the “Original Shareholders”) agreed to contribute an additional $0.002 per share for a total capital contribution of approximately $16,000. Also, the Company repurchased from one of the Original Shareholders 1,000,000 shares of the Company’s common stock and another Original Shareholder purchased an additional 161,250 for $0.004 per share. The capital contribution from the Original Shareholders totaled approximately $35,000 for total shares of 9,711,250. Additionally, the Company agreed to sell 3,892,424 shares of the Company’s common stock, including the 1,000,000 shares repurchased, to the Company’s officers, directors and seed stage advisors. The officers, directors and seed stage advisors (“Investors”) purchased 6,487 shares of the Company’s common stock for total proceeds of approximately $16,000. As of February 2, 2021, the Company determined that the fair market value of a share of common stock was approximately $2.40. Therefore, the cash proceeds from the Investors were below the fair market value for the shares. The additional value was considered, by management, to be compensation to the Investors as they provided services to the Company. The Company recorded compensation expense of $1,671,000 for the shares sold to the seed stage advisors and $7,655,000 for the shares sold to officers and directors.

On March 10, 2021, the Company entered into an agreement with an individual to serve as advisor to the Company for a period of two years. As compensation for the services, the individual was granted 92,000 shares of the Company’s common stock to vest monthly over a period of 24 months.

On March 16, 2021, the Company closed a private placement offering with certain accredited investors (“Investors”) for the sale of 5,876,426 shares of the Company’s common stock at $2.40 per share for total proceeds of approximately $14,103,000, including $1,213,000 of cryptocurrency. Of which, 4,985,052 shares were converted to series seed preferred stock. Financing costs were de minimis.

On May 12, 2021, the Company entered into a director agreement with one of its directors. As part of the agreement, the Company agreed to repurchase, for 300,000 shares of the Company’s common stock owned by the director for $1,000.

On June 3, 2021, the Company granted 1,859,434 shares common stock to one of its consultants as payment for services payable in 40 quarterly installments of 46,486 shares per month. The first tranche vesting on June 3, 2021. Upon consummation of the plan merger, see Note 1 Agreement and Plan Merger for more information, all of the unvested shares, at the time of the event, will vest immediately. Compensation expense recognized amounted to $790,000. As of September 30, 2021, issued and vested shares amounted to 92,972.

During the nine months ended September 30, 2021, the Company entered into agreement with the Company’s President to include as part of additional paid-in capital the services contributed to the Company for a total of $250,000 annually. As of September 30, 2021, additional paid-in capital for services contributed by the President amounted to approximately $188,000.

Restricted common stock awards

On December 10, 2020, the Company entered into two separate independent director agreements with two individuals. The individuals will serve as directors of the Company for an initial one-year period. As compensation, each director was granted 75,000 shares of the Company’s common stock to vest over 18 months in four equal installments of 18,750 shares, per director, starting on January 1, 2021. The value of the shares on the issuance date was de minimis. As of September 30, 2021, a total 75,000 shares were vested for each of the two directors. Total compensation expense recognized amounted to $225,000.

On February 9, 2021, the Company entered into a consulting agreement with a consultant. As compensation, the Company granted 62,340 shares of common stock amounting to $150,000 as payment for advisory services. The shares shall vest over 24 months at 2,598 shares per month starting February 9, 2021. On May 9, 2021, the Company and the

consultant reached an agreement to modify and accelerate the vesting of all unvested shares to date totaling 54,548 restricted common stock awards at $6.68 per share. $131,000 and $233,000 was charged to deferred compensation and additional paid-in capital, respectively, for a total of $364,000 due to the modification.

On March 10, 2021, the Company entered into a consulting agreement with a consultant. As compensation, the Company granted 92,000 shares of common stock amounting to $221,000 as payment for advisory services. The shares shall vest over 24 months at 3,833 shares per month starting March 10, 2021. In June 2021, the consultant resigned and retained ownership of the remaining 76,667 unvested restricted common stock awards valued at $2.40 per share. $184,000 was charged to deferred compensation expense at the time of resignation.

On March 20, 2021, the Company entered into an agreement with an individual to serve as the Company’s director for 24 months. As compensation, the director was granted 75,000 shares of the Company’s common stock to vest over 18 months in four equal installments of 18,750 shares, starting on April 1, 2021. The first installment of 18,750 shares were issued on April 1, 2021. The value of the shares on the issue date was $2.40 per share. On June 2, 2021, the director resigned and forfeited 56,250 shares of restricted common stock awards. Total compensation expense recognized amounted to $45,000.

The table below summarizes the compensation expense recognized related to the Company’s restricted stock awards for the nine months ended September 30, 2021:

Compensation expense
Directors	$270,000
Consultants	604,000
Total	$874,000

The table below summarizes the transactions related to the Company restricted stock awards for the nine months ended September 30, 2021:

	Shares	Deferred compensation
Granted	379,340	$911,000
Vested	(193,542)	(465,000)
Accelerated vesting due to modification	(54,548)	(131,000)
Forfeited	(56,250)	(135,000)
Amortization of deferred compensation	—	(45,000)
Unvested	75,000	$135,000

Warrants

The Company issued convertible notes with 956,857 warrants to purchase shares of the Company’s common stock, see Note 5 Convertible Debentures for more information. The warrants were valued using the Black Scholes option pricing model at a total of $8,973,000 based on the three-year term, volatility of 101.5% – 102.5%, a risk-free equivalent yield of 0.33%-0.48%, and stock price ranging from $13.04 to $25.81. The stock price used was calculated based on the share price equivalent of each share of the Company’s common stock based on Sphere 3D’s common stock price in relation to the Merger Agreement, see Note 1 Agreement and Plan Merger for more information. Volatility used was calculated based on the price of a pool of companies that are in the crypto mining industry and are actively traded in the market. The relative fair value of the warrants used in allocating the proceed of the Convertible Debenture amounted to $4,490,000.

Transactions involving our warrants for the nine months ended September 30, 2021 are summarized as follows:

	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Weighted Average Grant Date Fair Value
Outstanding – December 31, 2020	—	$—	—	$—
Granted	1,076,857	16.88	2.58	1.31
Exercised	(70,000)	0.01	1.25	8.50
Expired	—	—	—	—
Outstanding – September 30, 2021	1,006,857	18.03	2.67	1.34
Vested and exercisable – September 30, 2021	1,006,857	18.03	2.67	1.34
Unvested and non-exercisable – September 30, 2021	—	—	—	—

In June 2021, the Company issued as payment for consulting services an aggregate of 120,000 warrants to purchase shares of the Company’s common stock. The exercise price was $0.01 which is considered to be “penny warrants” therefore, the Black Scholes option pricing model was not used to calculate the fair value of the penny warrants but instead, the fair value amounting to $1,036,000 was calculated using the share price equivalent of the Company’s common stock based on Sphere 3D’s common stock price in relation to the Merger Agreement, see Note 1 Agreement and Plan Merger for more information.

Gryphon Digital Mining, Inc. [Member]
Stockholders' Equity [Line Items]
STOCKHOLDERS' EQUITY

NOTE 2 — STOCKHOLDERS’ EQUITY

Preferred stock

The Company is authorized to issue 20,000,000 shares of preferred stock, $0.0001 par value per share. The Company has designated 6,000,000 as series seed preferred stock and 14,000,000 as undesignated preferred stock. The Company’s Board of Directors may issue preferred stock in one or more series from time to time and fix or alter the powers, preferences and rights, and the qualifications, limitations and restrictions granted to or imposed upon any wholly unissued series of preferred stock, and within the limitation or restrictions stated in any resolutions of the Board of Directors.

Common stock

The Company is authorized to issue 100,000,000 shares of common stock, $0.0001 par value per share.

On December 10, 2020, the Company issued 9,550,000 shares of common stocks for $0.002 per share for cash. Of which $14,000 was received and the remaining $4,000 was received after year end.

On December 10, 2020, the Company entered into two separate independent director agreement with two individuals. The individuals will serve as directors of the Company for an initial one- year period. As compensation, each director was granted 75,000 shares of the Company’s common stock to vest over 18 months in four equal installments of 18,750 shares, per director, starting on January 1, 2021. The first instalment of 18,750 shares were issued, to each director, on January 1, 2021. The value of the shares on the issuance date was deminimis.